UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6511

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Item 1. Reports to Stockholders.

(a)

Roundhill ETFs

Roundhill BITKRAFT Esports & Digital Entertainment ETF (NERD)

Roundhill Sports Betting & iGaming ETF (BETZ)

Roundhill Streaming Services & Technology ETF (SUBZ)

Roundhill Pro Sports, Media & Apparel ETF (MVP)

Roundhill Ball Metaverse ETF (METV)

Roundhill IO Digital Infrastructure ETF (BYTE)

Roundhill MEME ETF (MEME)

ANNUAL REPORT

December 31, 2021

Roundhill ETFs

Table of Contents

Shareholder Letter (Unaudited)	2
Shareholder Expense Example (Unaudited)	10
Performance Overview (Unaudited)	12
Schedule of Investments	19
Statements of Assets and Liabilities	33
Statements of Operations	35
Statements of Changes in Net Assets	37
Financial Highlights	44
Notes to Financial Statements	46
Report of Independent Registered Public Accounting Firm	58
Board Consideration and Approval of Advisory and Sub-Advisory Agreements (Unaudited)	60
Trustees and Officers of the Trust (Unaudited)	64
Supplemental Information (Unaudited)	66
Privacy Policy (Unaudited)	68

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Shareholder Letter

December 31, 2021 (Unaudited)

Dear Shareholders,

The Roundhill BITKRAFT Esports & Digital Entertainment ETF (“NERD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the Roundhill BITKRAFT Esports Index (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally-listed stocks that are involved in the esports and digital entertainment industries. This classification includes, but is not limited to: video game publishers, streaming network operators, video game tournament and league operators/owners, competitive team owners, and hardware companies.

The following information pertains to the fiscal period of January 1, 2021 through December 31, 2021 (the “current fiscal period”).

The Fund had negative performance during the current fiscal period. The market price and NAV for NERD decreased by 17.57% and 16.93%, respectively, while the Fund’s Index decreased by 16.75%. The Solactive GBS Developed Markets Large & Mid Cap USD Index increased by 22.29% over the same period.

For the current fiscal period, the largest positive contributors to returns were AfreecaTV Co Ltd., Nvidia Corp., and ASUSTek Computer Inc, which added 3.86%, 1.86%, and 1.15% to the return of the Fund, respectively.

For the current fiscal period, the largest negative contributors to returns were DouYu International Holdings, Huya Inc., and Skillz Inc., which detracted 4.50%, 3.71%, and 2.18% from the return of the Fund, respectively.

Regards,

Will Hershey, CFA
Roundhill Financial Inc.

Roundhill Sports Betting & iGaming ETF

Shareholder Letter

December 31, 2021 (Unaudited)

Dear Shareholders,

The Roundhill Sports Betting & iGaming ETF (“BETZ” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the Roundhill Sports Betting & iGaming Index (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally-listed stocks that are involved in the sports betting and iGaming industries. This classification includes, but is not limited to: (i) companies that operate in-person and/or online sports books (ii) companies that operate online/internet gambling platforms and (iii) companies that provide infrastructure or technology to such companies in (i) or (ii).

The following information pertains to the fiscal period of January 1, 2021 through December 31, 2021 (the “current fiscal period”).

The Fund had negative performance during the current fiscal period. The market price and NAV for BETZ decreased by 3.91% and 3.78%, respectively, while the Fund’s Index decreased by 3.40%. The Solactive GBS Developed Markets Large & Mid Cap USD Index increased by 22.29% over the same period.

For the current fiscal period, the largest positive contributors to returns were Score Media and Gaming Inc, Playtech PLC, and Entain PLC, which added 2.63%, 1.61%, and 1.51% to the return of the Fund, respectively.

For the current fiscal period, the largest negative contributors to returns were Genius Sports Ltd., GAN Ltd., and DraftKings Inc., which detracted 2.30%, 2.12%, and 2.10% from the return of the Fund, respectively.

Regards,

Will Hershey, CFA
Roundhill Financial Inc.

Roundhill Streaming Services & Technology ETF

Shareholder Letter

December 31, 2021 (Unaudited)

Dear Shareholders,

The Roundhill Streaming Services & Technology ETF (“SUBZ” or the “Fund”) seeks to provide exposure to the streaming industry. This classification includes, but is not limited to: companies that operate direct-to-consumer streaming services including video, audio, livestreaming; and companies that create infrastructure or technology necessary to facilitate streaming.

The following information pertains to the period from inception on February 9, 2021 through December 31, 2021 (the “current fiscal period”).

The Fund had negative performance during the current fiscal period. The market price and NAV for SUBZ decreased by 41.16% and 41.04%, respectively. The Solactive GBS Developed Markets Large & Mid Cap USD Index increased by 17.37% over the same period.

For the current fiscal period, the largest positive contributors to returns were AfreecaTV Co Ltd., IHeartMedia Inc., and Trade Desk Inc., which added 2.44%, 0.89%, and 0.47% to the return of the Fund, respectively.

For the current fiscal period, the largest negative contributors to returns were Tencent Music Entertainment, IQIYI Inc., and J-Stream Inc., which detracted 4.57%, 4.36%, and 3.75% from the return of the Fund, respectively.

Regards,

Will Hershey, CFA
Roundhill Financial Inc.

Roundhill Pro Sports, Media & Apparel ETF

Shareholder Letter

December 31, 2021 (Unaudited)

Dear Shareholders,

The Roundhill Pro Sports, Media, & Apparel ETF (“MVP” or the “Fund”) seeks to provide exposure to the professional sports industry. This classification includes, but is not limited to: professional sports teams and franchises, professional sports leagues, sports media companies, and sports-related apparel companies.

The following information pertains to the period from inception on March 16, 2021 through December 31, 2021 (the “current fiscal period”).

The Fund had negative performance during the current fiscal period. The market price and NAV for MVP decreased by 12.67% and 12.31%, respectively. The Solactive GBS Developed Markets Large & Mid Cap USD Index increased by 15.96% over the same period.

For the current fiscal period, the largest positive contributors to returns were Liberty Media Corp., Trabzonspor Sportif Yatirim, and Endeavor Group Holdings, which added 2.45%, 2.32%, and 1.16% to the return of the Fund, respectively.

For the current fiscal period, the largest negative contributors to returns were Juventus Football Club, Besiktas Futbol Yatirim, and Fila Holdings Corp., which detracted 2.95%, 1.94%, and 1.29% from the return of the Fund, respectively.

Regards,

Will Hershey, CFA
Roundhill Financial Inc.

Roundhill Ball Metaverse ETF

Shareholder Letter

December 31, 2021 (Unaudited)

Dear Shareholders,

The Roundhill Ball Metaverse ETF (“METV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the Ball Metaverse Index (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally-listed stocks that are involved in the metaverse. The “Metaverse” may be defined as a successor to the current internet that will be interoperable, persistent, synchronous, open to unlimited participants with a fully functioning economy, and an experience that spans the virtual and ‘real’ world. The Index includes companies involved in the following seven categories: (i) compute, (ii) networking, (iii) virtual platforms, (iv) interchange standards, (v) payments, (vi) content, assets, and identity services, and (vii) hardware.

The following information pertains to the fiscal period of June 29, 2021 through December 31, 2021 (the “current fiscal period”).

The Fund had positive performance during the current fiscal period. The market price and NAV for METV increased by 0.73% and 0.63%, respectively, while the Fund’s Index increased by 0.92%. The Solactive GBS Developed Markets Large & Mid Cap USD Index increased by 7.51% over the same period.

For the current fiscal period, the largest positive contributors to returns were Nvidia Corp., Microsoft Corp., and Unity Software Inc., which added 3.20%, 1.32%, and 1.18% to the return of the Fund, respectively.

For the current fiscal period, the largest negative contributors to returns were Fastly Inc., Tencent Holdings Ltd., and Snap Inc., which detracted 1.46%, 1.43%, and 1.27% from the return of the Fund, respectively.

Regards,

Will Hershey, CFA
Roundhill Financial Inc.

Roundhill IO Digital Infrastructure ETF

Shareholder Letter

December 31, 2021 (Unaudited)

Dear Shareholders,

The Roundhill IO Digital Infrastructure ETF (“BYTE” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the IO Digital Infrastructure Index (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally-listed stocks that are involved in digital infrastructure. This classification includes, but is not limited to companies involved in: fixed-line, high-speed data transmission technology (such as fiber optic cable and certain “last-mile” technologies that bring data to and from the end-user), data centers, mobile towers and related infrastructure, and other long-lived physical infrastructure assets.

The following information pertains to the fiscal period of October 27, 2021 through December 31, 2021 (the “current fiscal period”).

The Fund had positive performance during the current fiscal period. The market price and NAV for BYTE increased by 2.01% and 1.76%, respectively, while the Fund’s Index increased by 1.84%. The Solactive GBS Global Markets Large & Mid Cap USD Index increased by 1.96% over the same period.

For the current fiscal period, the largest positive contributors to returns were Crown Castle International Corp., Megacable Holdings, and SBA Communications Corp., which added 0.79%, 0.59%, and 0.45% to the return of the Fund, respectively.

For the current fiscal period, the largest negative contributors to returns were Charter Communications Inc., China Tower Corp., and VNET Group Inc., which detracted 0.52%, 0.48%, and 0.32% from the return of the Fund, respectively.

Regards,

Will Hershey, CFA
Roundhill Financial Inc.

Roundhill MEME ETF

Shareholder Letter

December 31, 2021 (Unaudited)

Dear Shareholders,

The Roundhill MEME ETF (“MEME” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the Solactive Roundhill MEME Stock Index (the “Index”). The Index is a rules-based index that tracks the performance of 25 equally-weighted U.S. listed equity securities that exhibit a combination of elevated social media activity and high short interest. Due to the MEME Index’s focus on stocks that are both highly shorted and subject to increased retail sentiment, as well as the fund’s high turnover, MEME may experience significantly greater volatility than conventional equity ETFs or mutual funds.

The following information pertains to the fiscal period of December 7, 2021 through December 31, 2021 (the “current fiscal period”).

The Fund had negative performance during the current fiscal period. The market price and NAV for MEME decreased by 10.10% and 10.09%, respectively, while the Fund’s Index decreased by 10.06%. The Solactive GBS United States All Cap Index increased by 1.36% over the same period.

For the current fiscal period, the largest positive contributors to returns were Chegg Inc., Chewy Inc., and ChargePoint Holdings Inc., which added 0.24%, 0.21%, and 0.08% to the return of the Fund, respectively.

For the current fiscal period, the largest negative contributors to returns were Digital World Acquisition Corp., Tilray Brands Inc., and Robinhood Markets Inc., which detracted 1.13%, 1.11%, and 1.04% from the return of the Fund, respectively.

Regards,

Will Hershey, CFA
Roundhill Financial Inc.

Roundhill ETFs

Shareholder Letter

December 31, 2021 (Unaudited)

NERD Risks Esports gaming companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources, or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Such factors may adversely affect the profitability and value of video gaming companies. Investments made in small and mid-capitalization companies may be more volatile and less liquid due to limited resources or product lines and more sensitive to economic factors. For a complete list of risks see the prospectus.

BETZ Risks include those related to investments in the highly-competitive sports betting industry, including from illegal or unregulated companies. Expansion of sports betting (both regulated and unregulated), including the award of additional licenses or expansion or relocation of existing sports betting companies, and competition from other leisure and entertainment activities, could impact these companies’ finances. Small and mid capitalization companies may be more volatile and less liquid due to limited resources or product lines and more sensitive to economic factors. For a complete list of risks see the prospectus.

SUBZ Risks Streaming Companies and other companies that rely heavily on technology are particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of such companies, especially smaller, less-seasoned companies, may be more volatile than the overall market. Streaming Companies may face dramatic and unpredictable changes in growth rates. Streaming Companies may be targets of hacking and theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. For a complete list of risks see the prospectus.

MVP Risks Pro Sports Companies and other companies that rely heavily on technology are particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of such companies, especially smaller, less-seasoned companies, may be more volatile than the overall market. Pro Sports Companies may face dramatic and unpredictable changes in growth rates. Pro Sports Companies may be targets of hacking and theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. For a complete list of risks see the prospectus.

METV Risks Metaverse Companies and other companies that rely heavily on technology are particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of such companies, especially smaller, less-seasoned companies, may be more volatile than the overall market. Metaverse Companies may face dramatic and unpredictable changes in growth rates. Metaverse Companies may be targets of hacking and theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. For a complete list of risks see the prospectus.

BYTE Risks Digital Infrastructure Companies are exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which Digital Infrastructure Companies are utilized and operated. Digital Infrastructure Companies may be affected by unique supply and demand factors that do not apply to other real estate sectors, such as changes in demand for communications infrastructure, consolidation of tower sites, and new technologies that may affect demand for data centers. Digital Infrastructure Companies are also subject to a variety of factors that may adversely affect their business or operations including high interest costs, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled markets, the effects of surplus capacity, increased competition from other providers of services, the effects of energy conservation policies, and other factors. Investments made in small and mid-capitalization companies may be more volatile and less liquid due to limited resources or product lines and more sensitive to economic factors. For a complete list of risks see the prospectus.

MEME Risks Meme stocks are stocks whose trading volume increases because of social media attention. Social media attention may result from a variety of factors, including the reputation of the issuer, marketing efforts, and the timing of the release of publicly available information, which may be unrelated to the company’s performance, financial position, or other business fundamentals. As a result, meme stocks are prone to high volatility, which may be a result of panic selling or loss of general interest or popularity. The Fund may invest in equity securities of SPACs, which raise assets to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition and involve greater risks. For a complete list of risks see the prospectus.

Roundhill ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (July 1, 2021 to December 31, 2021), except noted in the footnotes below.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Annualized Expense Ratios	Expenses Paid During the Period
Roundhill BITKRAFT Esports & Digital Entertainment ETF
Actual	$ 1,000.00	$ 789.40	0.50%	$2.26(1)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.68	0.50%	$2.55(1)
Roundhill Sports Betting & iGaming ETF
Actual	$ 1,000.00	$ 819.30	0.75%	$3.44(1)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.42	0.75%	$3.82(1)
Roundhill Streaming Services & Technology ETF
Actual	$ 1,000.00	$ 700.90	0.75%	$3.22(1)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.42	0.75%	$3.82(1)
Roundhill Pro Sports, Media & Apparel ETF
Actual	$ 1,000.00	$ 889.10	0.75%	$3.57(1)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.42	0.75%	$3.82(1)
Roundhill Ball Metaverse ETF
Actual	$ 1,000.00	$ 1014.10	0.75%	$3.81(1)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.42	0.75%	$3.82(1)

Roundhill ETFs

Shareholder Expense Example

(Unaudited) (Continued)

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Annualized Expense Ratios	Expenses Paid During the Period
Roundhill IO Digital Infrastructure ETF
Actual	$ 1,000.00(5)	$ 1,017.60	0.75%	$1.37(2)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.42	0.75%	$3.82(1)(4)
Roundhill MEME ETF
Actual	$ 1,000.00(6)	$ 899.10	0.69%	$0.45(3)
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.73	0.69%	$3.52(1)(4)

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value during the period, multiplied by 184/365 days (to reflect the six-month period).

(2)

Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value during the period, multiplied by 66/365 days (to reflect the period since the Fund’s inception).

(3)

Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value during the period, multiplied by 25/365 days (to reflect the period since the Fund’s inception).

(4)	For comparative purposes only as the Fund was not in operation for the full six-month period.

(5)	The Fund commenced operations on October 27, 2021. The Beginning Account Value is representative of this commencement date.

(6)	The Fund commenced operations on December 7, 2021. The Beginning Account Value is representative of this commencement date.

Roundhill ETFs

Performance Overview

December 31, 2021 (Unaudited)

Hypothetical Growth of $10,000 Investment
(Since Commencement through 12/31/2021)

Roundhill ETFs

Performance Overview

December 31, 2021 (Unaudited) (Continued)

Roundhill ETFs

Performance Overview

December 31, 2021 (Unaudited) (Continued)

Roundhill ETFs

Performance Overview

December 31, 2021 (Unaudited) (Continued)

	ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2021
Total Returns	1 Year	Since Commencement[1]
Roundhill BITKRAFT Esports & Digital Entertainment ETF—NAV	-16.93%	23.00%
Roundhill BITKRAFT Esports & Digital Entertainment ETF—Market	-17.57%	22.71%
Roundhill BITKRAFT Esports Index	-16.75%	23.82%
Solactive GBS Developed Markets Large & Mid Cap USD	22.29%	21.71%

[1]	The Fund commenced operations on June 3, 2019.

	ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2021
Total Returns	1 Year	Since Commencement[2]
Roundhill Sports Betting & iGaming ETF—NAV	-3.78%	35.71%
Roundhill Sports Betting & iGaming ETF—Market	-3.91%	35.53%
Roundhill Sports Betting & iGaming Index	-3.40%	35.58%
Solactive GBS Developed Markets Large & Mid Cap USD	22.29%	28.98%

[2]	The Fund commenced operations on June 3, 2020.

Roundhill ETFs

Performance Overview

December 31, 2021 (Unaudited) (Continued)

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2021
Total Returns	Since Commencement[3]
Roundhill Streaming Services & Technology ETF—NAV	-41.04%
Roundhill Streaming Services & Technology ETF—Market	-41.16%
Solactive GBS Developed Markets Large & Mid Cap USD	17.37%

[3]	The Fund commenced operations on February 9, 2021.

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2021
Total Returns	Since Commencement[4]
Roundhill Pro Sports, Media & Apparel ETF—NAV	-12.31%
Roundhill Pro Sports, Media & Apparel ETF—Market	-12.67%
Solactive GBS Developed Markets Large & Mid Cap USD	15.96%

[4]	The Fund commenced operations on March 16, 2021.

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2021
Total Returns	Since Commencement[5]
Roundhill Ball Metaverse ETF—NAV	0.63%
Roundhill Ball Metaverse ETF—Market	0.73%
Ball Metaverse Index	0.92%
Solactive GBS Developed Markets Large & Mid Cap USD	7.51%

[5]	The Fund commenced operations on June 29, 2021.

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2021
Total Returns	Since Commencement[6]
Roundhill IO Digital Infrastructure ETF—NAV	1.76%
Roundhill IO Digital Infrastructure ETF—Market	2.01%
IO Digital Infrastructure Index	1.84%
Solactive GBS Global Markets Large & Mid Cap USD	1.96%

[6]	The Fund commenced operations on October 27, 2021.

Roundhill ETFs

Performance Overview

December 31, 2021 (Unaudited) (Continued)

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2021
Total Returns	Since Commencement[7]
Roundhill MEME ETF—NAV	-10.09%
Roundhill MEME ETF—Market	-10.10%
Solactive Roundhill Meme Stock Index	-10.06%
Solactive GBS United States All Cap USD	1.36%

[7]	The Fund commenced operations on December 7, 2021.

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. For the most recent month-end performance, please call (855) 561-5728. You cannot invest directly in an index. Shares are bought and sold at market price (closing price), not net asset value (NAV), and are individually redeemed from the Fund. Market performance is determined using the bid/ask midpoint at 4:00pm Eastern time when the NAV is typically calculated. Brokerage commissions will reduce returns. Returns shown include the reinvestment of all dividends and distribution. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total returns would be reduced.

The Roundhill BITKRAFT Esports & Digital Entertainment ETF is designed to offer retail and institutional investors exposure to esports & digital entertainment by providing investment results that closely correspond, before fees and expenses, to the performance of the Roundhill BITKRAFT Esports Index. The Roundhill BITKRAFT Esports Index is the first rules-based index designed to track the performance of the growing market of electronic sports, or “esports”. The Index consists of a modified equal-weighted portfolio of globally-listed companies who are actively involved in the competitive video gaming industry. This classification includes, but is not limited to: video game publishers, streaming network operators, video game tournament and league operators/owners, competitive team owners, and hardware companies. An index is unmanaged and is not available for direct investment.

The Roundhill Sports Betting & iGaming ETF is designed to offer retail and institutional investors exposure to sports betting and gaming industries by providing investment results that closely correspond, before fees and expenses, to the performance of the Roundhill Sports Betting & iGaming Index. The Roundhill Sports Betting & iGaming Index is the first rules-based index designed to track the performance of the growing market of online sports betting and gaming, or “iGaming”. The Index consists of a tiered weight portfolio of globally-listed companies who are actively involved in the sports betting & iGaming industry. This classification includes, but is not limited to: companies that operate in-person and/or online/internet sports books; companies that operate online/internet gambling platforms; and companies that provide infrastructure or technology to such companies. An index is unmanaged and is not available for direct investment.

The Roundhill Streaming Services & Technology ETF is designed to offer retail and institutional investors exposure to the streaming industry. The fund consists of companies from across the globe who are actively involved in the business of streaming. This classification includes companies that operate direct-to-consumer streaming services including video, audio, livestreaming; and companies that create infrastructure or technology necessary to facilitate streaming.

The Roundhill Pro Sports, Media & Apparel ETF is designed to offer retail and institutional investors exposure to the world of professional sports. The fund consists of companies from across the globe who are actively involved in the business of sports. This classification includes professional sports teams and franchises; professional sports leagues; sports media and apparel companies.

The Roundhill Ball Metaverse ETF is designed to offer retail and institutional investors exposure to the Metaverse by providing investment results that closely correspond, before fees and expenses, to the performance of the Ball Metaverse Index. The “Metaverse” may be defined as a successor to the current internet that will be interoperable, persistent, synchronous, open to unlimited participants with a fully functioning economy, and an experience that spans the virtual and ‘real’ world. An index is unmanaged and is not available for direct investment.

The Roundhill IO Digital Infrastructure ETF is designed to offer retail and institutional investors exposure to digital infrastructure by seeking to provide investment results that track, before fees and expenses, the performance of the IO Digital Infrastructure Index. Digital infrastructure is comprised of the high-tech physical assets that support the efficient storage and transmission of data, powering the internet. These assets include fixed-line, high-speed data transmission technology (such as fiber optic cable and certain “last-mile” technologies that bring data to and from the end-user); data centers; mobile towers and related infrastructure; and other long-lived physical infrastructure assets. An index is unmanaged and is not available for direct investment.

Roundhill ETFs

Performance Overview

December 31, 2021 (Unaudited) (Continued)

The Roundhill MEME ETF is designed to offer retail and institutional investors exposure to “meme stocks” by providing investment results that closely track the performance, before fees and expenses, of the Solactive Roundhill Meme Stock Index (“MEME Index”). The MEME ETF is the first ETF globally explicitly designed to track the performance of meme stocks. The MEME Index consists of 25 equal-weighted U.S. listed equity securities that exhibit a combination of elevated social media activity and high short interest. Short interest is calculated by the percentage of a security’s float which are currently sold short. Social media activity and short interest data are supplied by third-party data providers. The index is rebalanced every two weeks, in order to best attempt to capture trending stocks as they emerge. Due to the MEME Index’s focus on stocks that are both highly shorted and subject to increased retail sentiment, as well as the fund’s high turnover given bi-weekly rebalances, MEME may experience significantly greater volatility than conventional equity ETFs or mutual funds. An index is unmanaged and is not available for direct investment.

The Solactive GBS Developed Markets Large & Mid Cap USD and the Solactive GBS Global Markets Large & Mid Cap USD part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index intends to track the performance of the large and mid cap segment covering approximately the largest 85% of the free-float market capitalization in the Developed Markets. It is calculated as a Total Return index in USD and weighted by free-float market capitalization.

The Solactive GBS United States All Cap USD is part of the Solactive Global Benchmark Series which includes benchmark indices for developed and emerging market countries. The index intends to track the performance of the all cap covering approximately the largest 100% of the free-float market capitalization in the United States. It is calculated as a total return index in USD and weighted by free-float market capitalization.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Schedule of Investments

December 31, 2021

Description	Shares	Value
COMMON STOCKS — 99.8%
Computers — 17.4%
Asetek A/S (a)(b)(f)	192,531	$895,158
Asustek Computer, Inc. (b)	96,349	1,309,402
Cherry AG (a)(b)	20,646	584,620
Corsair Gaming, Inc. (a)(f)	139,285	2,926,378
Guillemot Corp. (b)	25,952	436,198
Keywords Studios PLC (b)	37,526	1,495,327
Logitech International SA (b)	15,439	1,302,694
Razer, Inc. (a)(b)(c)	6,072,000	1,884,771
		10,834,548
Electronics — 5.0%
Micro-Star International Co., Ltd. (b)	209,566	1,215,721
Turtle Beach Corp. (a)	86,573	1,927,115
		3,142,836
Internet — 12.3%
AfreecaTV Co., Ltd. (b)	11,175	1,905,508
NCSoft Corp. (b)	2,101	1,136,440
Sea, Ltd. - ADR (a)(b)	8,251	1,845,831
Tencent Holdings, Ltd. (b)	47,800	2,800,693
		7,688,472
Media — 4.9%
Modern Times Group MTG AB - Class B (a)(b)	300,142	3,063,130

Semiconductors — 2.1%
NVIDIA Corp.	4,513	1,327,318

Software — 56.1% (e)
Activision Blizzard, Inc.	48,714	3,240,942
Bilibili, Inc. - ADR (a)(b)(f)	34,311	1,592,030
Capcom Co., Ltd. (b)	52,000	1,222,839
CD Projekt SA (b)	28,584	1,368,066
Com2uS Corp. (b)	10,717	1,426,229
DeNA Co., Ltd. (b)	82,300	1,265,714
DouYu International Holdings, Ltd. - ADR (a)(b)	1,125,794	2,972,096
Electronic Arts, Inc.	15,038	1,983,512
Enthusiast Gaming Holdings, Inc. (a)(b)(f)	621,357	1,829,908
HUYA, Inc. - ADR (a)(b)	382,288	2,653,079
Konami Holdings Corp. (b)	24,700	1,184,004
Krafton, Inc. (a)(b)	6,897	2,668,871
NetEase, Inc. - ADR (b)	18,506	1,883,541
Nexon Co., Ltd. (b)	63,700	1,230,244
Play Magnus AS (a)(b)	147,792	247,038
Skillz, Inc. (a)(f)	228,579	1,700,628
Square Enix Holdings Co., Ltd. (b)	24,500	1,255,265
Take-Two Interactive Software, Inc. (a)	11,466	2,037,737
Ubisoft Entertainment SA (a)(b)	40,236	1,970,734
Unity Software, Inc. (a)	9,094	1,300,351
		35,032,828
Toys/Games/Hobbies — 2.0%
Nintendo Co., Ltd. (b)	2,700	1,257,913
TOTAL COMMON STOCKS (Cost $80,197,235)		62,347,045

SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
First American Government Obligations Fund, Class X, 0.03% (d)	103,859	103,859
TOTAL SHORT-TERM INVESTMENTS (Cost $103,859)

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 9.0%
First American Government Obligations Fund, Class X, 0.03% (d)	5,648,543	5,648,543
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,648,543)

TOTAL INVESTMENTS (Cost $85,949,637) — 109.0%		68,099,447
Other assets and liabilities, net — (9.0)%		(5,624,038)
NET ASSETS — 100.0%		$62,475,409

ADR American Depositary Receipt

PLC Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security, or represents a foreign issued security.

(c)

Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Schedule of Investments

December 31, 2021 (Continued)

(e)

To the extent the Fund invests more heavily in particular sectors of the economy or countries, its performance will be especially sensitive to developments that significantly affect those sectors or countries.

(f)	All or a portion of this security is on loan as of December 31, 2021. The market value of securities out on loan is $5,292,797.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	26.4%
Cayman Islands	25.0%(e)
Japan	11.9%
Republic of Korea	11.4%
Sweden	4.9%
Taiwan	4.0%
France	3.9%
Canada	2.9%
United Kingdom	2.4%
Poland	2.2%
Switzerland	2.1%
Denmark	1.4%
Germany	0.9%
Norway	0.4%
Total Country	99.8%
SHORT-TERM INVESTMENTS	0.2%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	9.0%
TOTAL INVESTMENTS	109.0%
Other assets and liabilities, net	-9.0%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

Roundhill Sports Betting & iGaming ETF

Schedule of Investments

December 31, 2021

Description	Shares	Value
COMMON STOCKS — 99.8%
Advertising — 0.1%
XLMedia PLC (a)(b)	804,993	$419,773

Entertainment — 86.7% (e)
888 Holdings PLC (b)	935,558	3,814,156
Angler Gaming PLC (b)	826,762	1,031,872
Aspire Global PLC (a)(b)(c)	42,159	386,487
Bally’s Corp. (a)	163,457	6,221,174
bet-at-home.com AG (b)	13,479	198,962
Betmakers Technology Group, Ltd. (a)(b)	9,874,424	5,743,365
Betsson AB (a)(b)	1,013,353	6,116,706
BlueBet Holdings, Ltd. (a)(b)	1,547,910	1,654,351
Caesars Entertainment, Inc. (a)	107,197	10,026,135
Churchill Downs, Inc.	50,142	12,079,208
DraftKings, Inc. - Class A (a)	377,502	10,369,980
Entain PLC (a)(b)	642,384	14,643,338
Evolution Gaming Group AB (b)(c)	86,859	12,339,286
Flutter Entertainment PLC (a)(b)	95,183	15,161,004
Gaming Realms PLC (a)(b)	830,229	363,213
GAN, Ltd. (a)(b)	893,991	8,215,777
Genius Sports, Ltd. (a)(b)(f)	709,842	5,394,799
International Game Technology PLC (b)	285,427	8,251,695
Kambi Group PLC (a)(b)	598,552	17,069,658
Kindred Group PLC - SDR (b)	1,472,831	17,520,049
La Francaise des Jeux SAEM (b)(c)	162,518	7,196,737
LeoVegas AB (b)(c)	1,009,445	3,906,731
NEOGAMES SA (a)(b)	228,690	6,353,008
OPAP SA (b)	529,402	7,507,412
Penn National Gaming, Inc. (a)	255,800	13,263,230
PointsBet Holdings, Ltd. (a)(b)	1,522,228	7,802,495
Rush Street Interactive, Inc. (a)	908,074	14,983,221
Scientific Games Corp. (a)	105,287	7,036,330
Sportradar Holding AG - Class A (a)(b)(f)	544,800	9,572,136
Tabcorp Holdings, Ltd. (b)	3,332,653	12,163,498
Tokyotokeiba Co., Ltd. (b)	146,600	5,429,630
		251,815,643
Internet — 3.4%
Catena Media PLC (a)(b)(f)	1,272,761	7,411,208
Gambling.com Group, Ltd. (a)(b)	210,464	2,136,210
Gaming Innovation Group, Inc. (a)	123,040	250,034
		9,797,452
Lodging — 5.8%
Boyd Gaming Corp. (a)	128,290	8,411,975
MGM Resorts International	184,833	8,295,305
		16,707,280
Software — 3.8%
Better Collective AS (a)(b)(f)	120,449	2,620,813
Bragg Gaming Group, Inc. (a)(b)(f)	262,552	1,334,429
Playtech PLC (a)(b)	715,820	7,101,870
		11,057,112
TOTAL COMMON STOCKS (Cost $350,612,069)		289,797,260

SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
First American Government Obligations Fund, Class X, 0.03% (d)	881,917	881,917
TOTAL SHORT-TERM INVESTMENTS (Cost $881,917)

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.1%
First American Government Obligations Fund, Class X, 0.03% (d)	6,081,175	6,081,175
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,081,175)

TOTAL INVESTMENTS (Cost $357,575,161) — 102.2%		296,760,352
Other assets and liabilities, net — (2.2)%		(6,253,442)
NET ASSETS — 100.0%		$290,506,910

PLC Public Limited Company

SDR Special Drawing Rights

(a)	Non-income producing security.

(b)	Foreign issued security, or represents a foreign issued security.

(c)

Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Roundhill Sports Betting & iGaming ETF

Schedule of Investments

December 31, 2021 (Continued)

(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(f)	All or a portion of this security is on loan as of December 31, 2021. The market value of securities out on loan is $5,734,034.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	31.2%
Malta	14.9%
Australia	9.4%
Sweden	7.7%
Isle of Man	7.5%
Ireland	5.2%
Switzerland	3.3%
United Kingdom	3.0%
Bermuda	2.8%
Greece	2.6%
France	2.5%
Luxembourg	2.2%
Japan	1.9%
Guernsey	1.9%
Gibraltar	1.3%
Denmark	0.9%
Jersey	0.9%
Canada	0.5%
Germany	0.1%
Total Country	99.8%
SHORT-TERM INVESTMENTS	0.3%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	2.1%
TOTAL INVESTMENTS	102.2%
Other assets and liabilities, net	-2.2%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

Roundhill Streaming Services & Technology ETF

Schedule of Investments

December 31, 2021

Description	Shares	Value
COMMON STOCKS — 99.9%
Advertising Agencies — 6.4%
Cliq Digital AG (b)	15,474	$434,648
CyberAgent, Inc. (b)	18,300	304,166
The Trade Desk, Inc. - Class A (a)	4,569	418,703
		1,157,517
All Other Business Support Services — 5.3%
Bilibili, Inc. - ADR (a)(b)	5,642	261,789
DouYu International Holdings, Ltd. - ADR (a)(b)	127,707	337,146
HUYA, Inc. - ADR (a)(b)	50,414	349,873
		948,808
All Other Information Services — 2.3%
LiveRamp Holdings, Inc. (a)	8,719	418,076

All Other Publishers — 1.5%
Chicken Soup For The Soul Entertainment, Inc. (a)(e)	19,096	264,289

Audio and Video Equipment Manufacturing — 3.9%
Sonos, Inc. (a)	13,949	415,680
Vizio Holding Corp. - Class A (a)(e)	14,513	281,988
		697,668
Cable and Other Subscription Programming — 12.2%
Comcast Corp. - Class A	13,530	680,965
Discovery, Inc. - Class A (a)(e)	25,774	606,720
Roku, Inc. (a)	3,946	900,477
		2,188,162
Custom Computer Programming Services — 2.1%
Magnite, Inc. (a)	21,401	374,518

Electronic Shopping and Mail-Order Houses — 1.7%
Amazon.com, Inc. (a)	91	303,425

Electronics Stores — 1.3%
AMC Networks, Inc. - Class A (a)	6,605	227,476

Financial Transaction Processing, Reserve and Clearinghouse Activities — 1.2%
CuriosityStream, Inc. (a)	35,313	209,406

Independent Artists, Writers, and Performers — 2.1%
iQIYI, Inc. - ADR (a)(b)	83,200	379,392

Motion Picture and Video Production — 4.2%
fuboTV, Inc. (a)	29,418	456,568
Lions Gate Entertainment Corp. - Class A (a)(b)	17,549	292,015
		748,583
Other Electronic Component Manufacturing — 1.8%
Alphabet, Inc. - Class A (a)	110	318,674

Radio and Television Broadcasting and Wireless Communication Equipment — 2.1%
Apple, Inc.	2,140	380,000

Radio Networks — 16.0%
iHeartMedia, Inc. - Class A (a)	21,514	452,655
MultiChoice Group (b)	59,078	451,710
Sirius XM Holdings, Inc. (e)	72,617	461,118
Spotify Technology SA (a)(b)	3,892	910,845
Tencent Music Entertainment Group - ADR (a)(b)	85,874	588,237
		2,864,565
Software Publishers — 6.2%
Akamai Technologies, Inc. (a)	4,439	519,541
J-Stream, Inc. (b)	90,600	585,353
		1,104,894
Sporting and Athletic Goods Manufacturing — 3.0%
Peloton Interactive, Inc. - Class A (a)	15,209	543,874

The accompanying notes are an integral part of the financial statements.

Roundhill Streaming Services & Technology ETF

Schedule of Investments

December 31, 2021 (Continued)

Description	Shares	Value
Television Broadcasting — 19.4%
AfreecaTV Co., Ltd. (b)	3,810	$649,663
Inke, Ltd. (a)(b)	1,762,000	379,688
Kuaishou Technology (a)(b)(c)	38,200	353,028
Nordic Entertainment Group AB - Class B (a)(b)	8,281	429,148
The Walt Disney Co. (a)	6,840	1,059,447
ViacomCBS, Inc. - Class B	20,186	609,213
		3,480,187
Video Tape and Disc Rental — 5.4%
Netflix, Inc. (a)	1,595	960,892

Wireless Telecommunications Carriers — 1.8%
AT&T, Inc.	12,945	318,447
TOTAL COMMON STOCKS (Cost $30,256,262)		17,888,853

SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
First American Government Obligations Fund, Class X, 0.03% (d)	48,967	48,967
TOTAL SHORT-TERM INVESTMENTS (Cost $48,967)

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 8.0%
First American Government Obligations Fund, Class X, 0.03% (d)	1,435,355	1,435,355
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,435,355)

TOTAL INVESTMENTS (Cost $31,740,584) — 108.2%		19,373,175
Other assets and liabilities, net — (8.2)%		(1,462,848)
NET ASSETS — 100.0%		$17,910,327

ADR American Depositary Receipt

(a)	Non-income producing security.

(b)	Foreign issued security, or represents a foreign issued security.

(c)

Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the seven-day yield at period end.

(e)	All or a portion of this security is on loan as of December 31, 2021. The market value of securities out on loan is $1,363,669.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	62.5%
Cayman Islands	14.8%
Luxembourg	5.1%
Japan	5.0%
Republic of Korea	3.6%
South Africa	2.5%
Germany	2.4%
Sweden	2.4%
Canada	1.6%
Total Country	99.9%
SHORT-TERM INVESTMENTS	0.3%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	8.0%
TOTAL INVESTMENTS	108.2%
Other assets and liabilities, net	-8.2%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

Roundhill Pro Sports, Media & Apparel ETF

Schedule of Investments

December 31, 2021

Description	Shares	Value
COMMON STOCKS — 99.6%
Apparel — 15.4%
adidas AG (b)	437	$125,830
Asics Corp. (b)	5,700	126,221
Fila Holdings Corp. (b)	4,103	123,737
NIKE, Inc. - Class B	831	138,503
Puma SE (b)	1,101	134,597
Under Armour, Inc. - Class A (a)	5,417	114,786
		763,674
Auto Manufacturers — 2.8%
Ferrari NV (b)	541	140,021

Entertainment — 40.7% (d)
AFC Ajax NV (a)(b)	811	13,511
AS Roma SpA (a)(b)(e)	506,417	175,073
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (a)(b)	239,223	74,759
Birmingham Sports Holdings, Ltd. (a)(b)	820,000	9,676
Borussia Dortmund GmbH & Co. KGaA (a)(b)(e)	58,326	287,866
Fenerbahce Futbol AS (a)(b)	47,047	99,764
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (a)(b)	338,949	82,952
Juventus Football Club SpA (a)(b)	456,545	179,119
Liberty Media Corp. - Liberty Braves - Class C (a)	10,236	287,632
Madison Square Garden Entertainment Corp. (a)	1,847	129,918
Madison Square Garden Sports Corp. (a)	1,645	285,786
Manchester United PLC - Class A (b)	19,650	279,816
OL Groupe SA (a)(b)	1,965	4,469
Societa Sportiva Lazio SpA (a)(b)	21,604	25,600
Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS (a)(b)	180,803	82,507
		2,018,448
Leisure Time — 8.0%
Acushnet Holdings Corp.	2,524	133,974
Callaway Golf Co. (a)	4,700	128,968
Mizuno Corp. (b)	6,800	132,510
		395,452
Media — 18.7%
Endeavor Group Holdings, Inc. - Class A (a)	7,807	272,386
Liberty Media Corp. - Liberty Formula One - Class C (a)	5,282	334,034
Sinclair Broadcast Group, Inc. - Class A	5,208	137,647
World Wrestling Entertainment, Inc. - Class A	3,739	184,482
		928,549
Pre-Combination Special Purpose Acquisition Companies — 7.7%
B Riley Principal 150 Merger Corp. - Class A (a)	8,970	90,777
Goal Acquisitions Corp. (a)	3,042	30,846
RedBall Acquisition Corp. - Class A (a)(b)	9,155	90,817
Slam Corp. - Class A (a)(b)	9,551	93,122
Sports Ventures Acquisition Corp. - Class A (a)(b)	2,597	25,295
SportsTek Acquisition Corp. (a)	4,830	48,155
		379,012
Retail — 2.5%
ANTA Sports Products, Ltd. (b)	8,400	125,952

Telecommunications — 3.8%
BCE, Inc. (b)	1,822	94,926
Rogers Communications, Inc. - Class B (b)	1,933	92,171
		187,097
TOTAL COMMON STOCKS (Cost $5,732,199)		4,938,205

SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
First American Government Obligations Fund, Class X, 0.03% (c)	14,363	14,363
TOTAL SHORT-TERM INVESTMENTS (Cost $14,363)

The accompanying notes are an integral part of the financial statements.

Roundhill Pro Sports, Media & Apparel ETF

Schedule of Investments

December 31, 2021 (Continued)

Description	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 5.7%
First American Government Obligations Fund, Class X, 0.03% (c)	283,000	$283,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $283,000)

TOTAL INVESTMENTS (Cost $6,029,562) — 105.6%		5,235,568
Other assets and liabilities, net — (5.6)%		(276,782)
NET ASSETS — 100.0%		$4,958,786

PLC Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security, or represents a foreign issued security.

(c)	The rate shown is the seven-day yield at period end.

(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(e)	All or a portion of this security is on loan as of December 31, 2021. The market value of securities out on loan is $223,346.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	46.6%
Cayman Islands	12.6%
Germany	11.1%
Italy	7.7%
Turkey	6.9%
Japan	5.2%
Canada	3.8%
Netherlands	3.1%
Republic of Korea	2.5%
France	0.1%
Total Country	99.6%
SHORT-TERM INVESTMENTS	0.3%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	5.7%
TOTAL INVESTMENTS	105.6%
Other assets and liabilities, net	-5.6%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

Roundhill Ball Metaverse ETF

Schedule of Investments

December 31, 2021

Description	Shares	Value
COMMON STOCKS — 99.3%
Apparel — 0.5%
NIKE, Inc. - Class B	27,206	$4,534,424

Commercial Services — 0.3%
Block, Inc. (a)	7,592	1,226,184
PayPal Holdings, Inc. (a)	7,147	1,347,781
		2,573,965
Computers — 3.7%
Apple, Inc.	195,834	34,774,243

Diversified Financial Services — 2.3%
Coinbase Global, Inc. - Class A (a)	46,765	11,802,083
Galaxy Digital Holdings, Ltd. (a)(b)	527,487	9,458,560
		21,260,643
Electronic Equipment, Instruments & Components — 0.9%
HEXAGON AB (b)	571,096	9,061,111

Home Furnishings — 3.0%
Sony Group Corp. (b)	221,200	27,804,872

Internet — 26.4% (d)
Alibaba Group Holding, Ltd. - ADR (a)(b)	58,901	6,996,850
Alphabet, Inc. (a) - Class C	5,458	15,793,214
Amazon.com, Inc. (a)	10,071	33,580,138
Limelight Networks, Inc. (a)	1,425,939	4,890,971
Meta Platforms, Inc. - Class A (a)	223,586	75,203,151
NAVER Corp. (b)	27,432	8,734,395
Sea, Ltd. - ADR (a)(b)	155,717	34,835,450
Snap, Inc. - Class A (a)	960,970	45,194,419
Tencent Holdings, Ltd. (b)	356,200	20,870,434
		246,099,022
Media — 1.1%
The Walt Disney Co. (a)	68,625	10,629,326

Semiconductors — 22.2%
Advanced Micro Devices, Inc. (a)	179,419	25,818,394
Intel Corp.	239,922	12,355,983
NVIDIA Corp.	265,577	78,108,852
QUALCOMM, Inc.	171,674	31,394,024
Samsung Electronics Co., Ltd. (b)	260,305	17,145,642
Skyworks Solutions, Inc.	54,679	8,482,900
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	281,274	33,840,075
		207,145,870
Software — 37.1% (d)
Activision Blizzard, Inc.	77,289	5,142,037
Adobe, Inc. (a)	17,583	9,970,616
Akamai Technologies, Inc. (a)	75,544	8,841,670
Autodesk, Inc. (a)	124,644	35,048,646
Bentley Systems, Inc. - Class B	121,589	5,876,396
Cloudflare, Inc. - Class A (a)	60,116	7,905,254
Electronic Arts, Inc.	115,415	15,223,239
Fastly, Inc. - Class A (a)	541,118	19,182,633
Krafton, Inc. (a)(b)	35,272	13,648,892
Matterport, Inc. (a)(e)	650,599	13,428,364
Microsoft Corp.	185,749	62,471,104
PTC, Inc. (a)	47,252	5,724,580
ROBLOX Corp. - Class A (a)	669,228	69,037,560
Take-Two Interactive Software, Inc. (a)	121,502	21,593,335
Unity Software, Inc. (a)	369,935	52,897,006
		345,991,332
Telecommunications — 1.3%
Lumen Technologies, Inc.	729,621	9,156,744
Planet Labs PBC (a)	510,122	3,137,250
		12,293,994
Toys/Games/Hobbies — 0.5%
Nintendo Co., Ltd. (b)	9,600	4,472,580
TOTAL COMMON STOCKS (Cost $967,440,702)		926,641,382

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Equinix, Inc.	5,341	4,517,631
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,274,364)		4,517,631

SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
First American Government Obligations Fund, Class X, 0.03% (c)	3,046,604	3,046,604
TOTAL SHORT-TERM INVESTMENTS (Cost $3,046,604)

The accompanying notes are an integral part of the financial statements.

Roundhill Ball Metaverse ETF

Schedule of Investments

December 31, 2021 (Continued)

Description	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.4%
First American Government Obligations Fund, Class X, 0.03% (c)	12,680,438	$12,680,438
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,680,438)

TOTAL INVESTMENTS (Cost $987,442,108) — 101.5%		946,886,055
Other assets and liabilities, net — (1.5)%		(13,827,045)
NET ASSETS — 100.0%		$933,059,010

ADR American Depositary Receipt

(a)	Non-income producing security.

(b)	Foreign issued security, or represents a foreign issued security.

(c)	The rate shown is the seven-day yield at period end.

(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(e)	All or a portion of this security is on loan as of December 31, 2021. The market value of securities out on loan is $11,632,188.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	79.3%
Cayman Islands	6.7%
Republic of Korea	4.2%
Taiwan	3.6%
Japan	3.5%
Canada	1.0%
Sweden	1.0%
Total Country	99.3%
REAL ESTATE INVESTMENT TRUSTS	0.5%
SHORT-TERM INVESTMENTS	0.3%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	1.4%
TOTAL INVESTMENTS	101.5%
Other assets and liabilities, net	-1.5%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

Roundhill IO Digital Infrastructure ETF

Schedule of Investments

December 31, 2021

Description	Shares	Value
COMMON STOCKS — 71.6%
Engineering & Construction — 6.6%
Cellnex Telecom SA (b)(c)	222	$12,921
China Tower Corp, Ltd. (b)(c)	434,000	47,874
Infrastrutture Wireless Italiane SpA (b)(c)	1,228	14,914
Sarana Menara Nusantara Tbk PT (b)	410,300	32,386
Superloop, Ltd. (a)(b)	19,473	16,848
		124,943
Internet — 5.0%
ARTERIA Networks Corp. (b)	1,000	13,417
Cogent Communications Holdings, Inc.	804	58,837
SUNeVision Holdings, Ltd. (b)	15,000	14,199
Vnet Group, Inc. (a)(b)	792	7,152
		93,605
Media — 40.2% (e)
Altice USA, Inc. - Class A (a)	5,957	96,384
Cable One, Inc.	63	111,098
Charter Communications, Inc. - Class A (a)	183	119,310
Cogeco Communications, Inc. (b)	154	12,281
Comcast Corp. - Class A	1,188	59,792
Liberty Global PLC - Class A (a)(b)	4,461	123,748
Liberty Latin America, Ltd. - Class C (a)(b)	1,045	11,913
NOS SGPS SA (b)	3,403	13,196
Quebecor, Inc. - Class B (b)	568	12,838
Telenet Group Holding NV (b)	359	13,089
Uniti Group, Ltd. (a)(b)	40,758	131,867
WideOpenWest, Inc. (a)	2,416	51,992
		757,508
Telecommunications — 19.8%
Chorus, Ltd. (b)	3,012	14,786
Consolidated Communications Holdings, Inc. (a)	6,199	46,368
GDS Holdings, Ltd. (a)(b)	242	11,413
Lumen Technologies, Inc.	7,663	96,171
Megacable Holdings SAB de CV (b)	24,732	84,583
NetLink NBN Trust (b)	18,713	13,880
NEXTDC, Ltd. (a)(b)	1,578	14,674
Switch, Inc. - Class A	2,244	64,268
TIME dotCom Bhd (b)	12,619	13,934
Tower Bersama Infrastructure Tbk PT (b)	66,300	13,723
		373,800
TOTAL COMMON STOCKS (Cost $1,355,707)		1,349,856

REAL ESTATE INVESTMENT TRUSTS — 27.3% (e)
American Tower Corp.	394	115,245
Crown Castle International Corp.	493	102,909
CyrusOne, Inc.	613	54,998
Digital Realty Trust, Inc.	263	46,517
Equinix, Inc.	60	50,751
SBA Communications Corp.	230	89,474
Uniti Group, Inc.	3,838	53,771
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $477,156)		513,665

CLOSED END FUNDS — 0.8%
Digital Telecommunications Infrastructure Fund (b)	35,973	14,969
TOTAL CLOSED END FUNDS (Cost $14,421)

SHORT-TERM INVESTMENTS — 2.4%
Money Market Funds — 2.4%
First American Government Obligations Fund, Class X, 0.03% (d)	45,864	45,864
TOTAL SHORT-TERM INVESTMENTS (Cost $45,864)

TOTAL INVESTMENTS (Cost $1,893,148) — 102.1%		1,924,354
Other assets and liabilities, net — (2.1)%		(40,027)
NET ASSETS — 100.0%		$1,884,327

PLC Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security, or represents a foreign issued security.

(c)

Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the seven-day yield at period end.

(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Roundhill IO Digital Infrastructure ETF

Schedule of Investments

December 31, 2021 (Continued)

COUNTRY	Percentage of Net Assets
United States	37.4%
Australia	8.7%
United Kingdom	6.6%
Mexico	4.5%
China	2.5%
Indonesia	2.4%
Cayman Islands	1.7%
Canada	1.3%
Italy	0.8%
New Zealand	0.8%
Malaysia	0.7%
Singapore	0.7%
Japan	0.7%
Portugal	0.7%
Belgium	0.7%
Spain	0.7%
Bermuda	0.6%
Total Country	71.6%
REAL ESTATE INVESTMENT TRUSTS	27.3%
CLOSED END FUNDS	0.8%
SHORT-TERM INVESTMENTS	2.4%
TOTAL INVESTMENTS	102.1%
Other assets and liabilities, net	-2.1%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

Roundhill MEME ETF

Schedule of Investments

December 31, 2021

Description	Shares	Value
COMMON STOCKS — 99.7%
Auto Manufacturers —3.9%
Lucid Group, Inc. (a)	2,157	$82,074

Biotechnology —3.5%
Moderna, Inc. (a)	293	74,416

Commercial Services —11.9%
Block, Inc. (a)	517	83,501
Marathon Digital Holdings, Inc. (a)	2,550	83,793
Riot Blockchain, Inc. (a)	3,714	82,934
		250,228
Diversified Financial Services — 4.5%
Upstart Holdings, Inc. (a)	621	93,957

Electrical Components and Equipment — 4.1%
ChargePoint Holdings, Inc. (a)	4,536	86,411

Entertainment — 7.7%
AMC Entertainment Holdings, Inc. - Class A (a)	2,964	80,621
DraftKings, Inc. - Class A (a)	3,011	82,712
		163,333
Financial Services — 4.4%
Sofi Technologies, Inc. (a)	5,892	93,152

Healthcare - Services — 3.6%
Clover Health Investments Corp. (a)	20,599	76,628

Holding Companies - Diversified — 4.2%
Digital World Acquisition Corp. - Class A (a)	1,725	88,717

Internet — 16.1%
Chewy, Inc. - Class A (a)	1,576	92,937
ContextLogic, Inc. - Class A (a)	26,721	83,102
Robinhood Markets, Inc. - Class A (a)	4,519	80,257
Roku, Inc. (a)	366	83,521
		339,817
Leisure Time — 3.4%
Peloton Interactive, Inc. - Class A (a)	2,034	72,736

Pharmaceuticals — 3.6%
Tilray, Inc. (a)	10,816	76,037

Retail — 3.9%
GameStop Corp. - Class A (a)	555	82,357

Semiconductors — 4.3%
Advanced Micro Devices, Inc. (a)	627	90,225

Software — 20.6%
BlackBerry, Ltd. (a)(b)	9,412	88,002
Cloudflare, Inc. - Class A (a)	642	84,423
MongoDB, Inc. (a)	174	92,107
Palantir Technologies, Inc. - Class A (a)	4,529	82,473
ROBLOX Corp. - Class A (a)	843	86,964
		433,969
TOTAL COMMON STOCKS (Cost $2,306,778)		2,104,057

SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
First American Government Obligations Fund, Class X, 0.03% (c)	6,203	6,203
TOTAL SHORT-TERM INVESTMENTS (Cost $6,203)

TOTAL INVESTMENTS (Cost $2,312,981) — 100.0%		2,110,260
Other assets and liabilities, net — (0.0)% (d)		(1,038)
NET ASSETS — 100.0%		$2,109,222

(a)	Non-income producing security.

(b)	Foreign issued security, or represents a foreign issued security.

(c)	The rate shown is the seven-day yield at period end.

(d)	Less than 0.05%

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Roundhill MEME ETF

Schedule of Investments

December 31, 2021 (Continued)

COUNTRY	Percentage of Net Assets
United States	95.5%
Canada	4.2%
Total Country	99.7%
SHORT-TERM INVESTMENTS	0.3%
TOTAL INVESTMENTS	100.0%
Other assets and liabilities, net	0.0%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Statements of Assets and Liabilities

December 31, 2021

	Roundhill BITKRAFT Esports & Digital Entertainment ETF	Roundhill Sports Betting & iGaming ETF	Roundhill Streaming Services & Technology ETF	Roundhill Pro Sports, Media & Apparel ETF	Roundhill Ball Metaverse ETF
Assets
Investments, at value (Cost $85,949,637, $357,575,161, $31,740,584, $6,029,562, and $987,442,108, respectively)(1)	$68,099,447	$296,760,352	$19,373,175	$5,235,568	$946,886,055
Cash	—	—	—	—	905
Foreign currency, at value (Cost $0, $5,400, $0, $0, and $0, respectively)	—	5,498	—	—	—
Receivable for Investment securities sold	—	—	—	1,580	—
Dividends and interest receivable	44,913	111,279	8,175	5,093	175,697
Receivable for fund shares sold	—	—	—	—	10,318,287
Securities lending income receivable	6,837	5,597	1,012	2,706	118,234
Total Assets	68,151,197	296,882,726	19,382,362	5,244,947	957,499,178

Liabilities
Payable for collateral on securities loaned (Note 7)	5,648,543	6,081,175	1,435,355	283,000	12,680,438
Foreign currency payable to custodian, at value (Cost $0, $0, $26,636, $0, and $0, respectively)	—	—	25,100	—	—
Due to Custodian	—	115,093	—	—	—
Payable for investment securities purchased	—	—	—	—	11,207,363
Payable to Adviser	27,245	179,548	11,580	3,161	552,367
Total Liabilities	5,675,788	6,375,816	1,472,035	286,161	24,440,168
Net Assets	$62,475,409	$290,506,910	$17,910,327	$4,958,786	$933,059,010

Net Assets Consists of:
Paid-in capital	$84,094,498	$377,178,547	$35,738,785	$6,083,807	$991,633,247
Total distributable earnings (accumulated losses)	(21,619,089)	(86,671,637)	(17,828,458)	(1,125,021)	(58,574,237)
Net Assets	$62,475,409	$290,506,910	$17,910,327	$4,958,786	$933,059,010

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,500,000	11,675,000	1,975,000	375,000	61,525,000
Net Asset Value, redemption price and offering price per share	$24.99	$24.88	$9.07	$13.22	$15.17

(1) Includes loaned securities with a value of:	$5,292,797	$5,734,034	$1,363,669	$223,346	$11,632,188

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Statements of Assets and Liabilities

December 31, 2021 (Continued)

	Roundhill IO Digital Infrastructure ETF	Roundhill MEME ETF
Assets
Investments, at value (Cost $1,893,148, and $2,312,981, respectively)	$1,924,354	$2,110,260
Dividends and interest receivable	1,683	—
Total Assets	1,926,037	2,110,260

Liabilities
Payable for Investment securities purchased	40,652	—
Payable to Adviser	1,058	1,038
Total Liabilities	41,710	1,038
Net Assets	$1,884,327	$2,109,222

Net Assets Consists of:
Paid-in capital	$1,849,148	$2,318,237
Total distributable earnings (accumulated losses)	35,179	(209,015)
Net Assets	$1,884,327	$2,109,222

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	125,000	150,000
Net Asset Value, redemption price and offering price per share	$15.07	$14.06

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Statements of Operations

For the Year or Period Ended December 31, 2021

	Roundhill BITKRAFT Esports & Digital Entertainment ETF	Roundhill Sports Betting & iGaming ETF	Roundhill Streaming Services & Technology ETF(1)	Roundhill Pro Sports, Media & Apparel ETF(2)	Roundhill Ball Metaverse ETF(3)
Investment Income
Dividend income (net of withholding taxes and issuance fees of $88,576, $204,637, $10,182, $2,877, and $60,309, respectively)	$421,764	$3,509,265	$84,773	$31,713	$707,671
Securities lending income, net	180,543	462,719	15,973	8,463	140,580
Interest income	73	451	26	11	261
Total investment income	602,380	3,972,435	100,772	40,187	848,512

Expenses
Advisory fees	453,516	2,960,271	204,661	50,972	1,026,680
Tax expense	1,377	185	185	185	185
Total expenses	454,893	2,960,456	204,846	51,157	1,026,865
Net investment income (loss)	147,487	1,011,979	(104,074)	(10,970)	(178,353)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) from:
Investments	9,659,435	82,396,259	(6,915,534)	74,078	(6,672,971)
Foreign currency transactions	(66,307)	(538,040)	(17,724)	(16,500)	(216,620)
Net realized gain (loss) on investments and foreign currency transactions	9,593,128	81,858,219	(6,933,258)	57,578	(6,889,591)
Net change in unrealized appreciation/depreciation on:
Investments	(31,265,501)	(112,320,954)	(12,367,409)	(793,994)	(40,556,053)
Foreign currency translation	196	(1,941)	1,370	(18)	(2,245)
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	(31,265,305)	(112,322,895)	(12,366,039)	(794,012)	(40,558,298)
Net realized and unrealized gain (loss) on investments and foreign currency	(21,672,177)	(30,464,676)	(19,299,297)	(736,434)	(47,447,889)
Net increase (decrease) in net assets from operations	$(21,524,690)	$(29,452,697)	$(19,403,371)	$(747,404)	$(47,626,242)

(1)	The Fund commenced operations on February 9, 2021.

(2)	The Fund commenced operations on March 16, 2021.

(3)	The Fund commenced operations on June 29, 2021.

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Statements of Operations

For the Year Ended December 31, 2021 (Continued)

	Roundhill IO Digital Infrastructure ETF(4)	Roundhill MEME ETF(5)
Investment Income
Dividend income (net of withholding taxes and issuance fees of $145, and $0, respectively)	$5,449	$—
Interest income	1	—
Total investment income	5,450	—

Expenses
Advisory fees	2,065	1,038
Tax expense	185	—
Total expenses	2,250	1,038
Net investment income (loss)	3,200	(1,038)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) from:
Investments	5,465	(11,129)
Foreign currency transactions	(57)	—
Net realized gain (loss) on investments and foreign currency transactions	5,408	(11,129)
Net change in unrealized appreciation/depreciation on:
Investments	31,206	(202,721)
Foreign currency translation	(33)	—
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	31,173	(202,721)
Net realized and unrealized gain (loss) on investments and foreign currency	36,581	(213,850)
Net increase (decrease) in net assets from operations	$39,781	$(214,888)

(4)	The Fund commenced operations on October 27, 2021.

(5)	The Fund commenced operations on December 7, 2021.

The accompanying notes are an integral part of the financial statements.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2021	Year Ended December 31, 2020
From Operations
Net investment income	$147,487	$52,480
Net realized gain on investments and foreign currency transactions	9,593,128	7,254,180
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	(31,265,305)	12,969,681
Net increase (decrease) in net assets resulting from operations	(21,524,690)	20,276,341

From Distributions
Distributable earnings	(13,010)	(775,814)
Total distributions	(13,010)	(775,814)

From Capital Share Transactions
Proceeds from shares sold	70,936,003	66,790,205
Cost of shares redeemed	(60,721,313)	(23,404,637)
Transaction fees (Note 4)	81,181	21,385
Net increase in net assets resulting from capital share transactions	10,295,871	43,406,953

Total Increase (Decrease) in Net Assets	(11,241,829)	62,907,480

Net Assets
Beginning of year	73,717,238	10,809,758
End of year	$62,475,409	$73,717,238

Changes in Shares Outstanding
Shares outstanding, beginning of year	2,450,000	675,000
Shares sold	2,150,000	2,725,000
Shares redeemed	(2,100,000)	(950,000)
Shares outstanding, end of year	2,500,000	2,450,000

The accompanying notes are an integral part of the financial statements.

Roundhill Sports Betting & iGaming ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2021	Period Ended December 31, 2020(1)
From Operations
Net investment income	$1,011,979	$624,257
Net realized gain on investments and foreign currency transactions	81,858,219	5,640,205
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	(112,322,895)	51,505,784
Net increase (decrease) in net assets resulting from operations	(29,452,697)	57,770,246

From Distributions
Distributable earnings	—	(550,629)
Return of capital	—	(8,305)
Total distributions	—	(558,934)

From Capital Share Transactions
Proceeds from shares sold	441,244,838	183,892,167
Cost of shares redeemed	(328,186,713)	(34,212,905)
Transaction fees (Note 4)	10,185	723
Net increase in net assets resulting from capital share transactions	113,068,310	149,679,985

Total Increase in Net Assets	83,615,613	206,891,297

Net Assets
Beginning of period	206,891,297	—
End of period	$290,506,910	$206,891,297

Changes in Shares Outstanding
Shares outstanding, beginning of period	8,000,000	—
Shares sold	14,650,000	9,850,000
Shares redeemed	(10,975,000)	(1,850,000)
Shares outstanding, end of period	11,675,000	8,000,000

(1)	The Fund commenced operations on June 3, 2020.

The accompanying notes are an integral part of the financial statements.

Roundhill Streaming Services & Technology ETF

Statement of Changes in Net Assets

Period Ended December 31, 2021(1)
From Operations
Net investment loss	$(104,074)
Net realized loss on investments and foreign currency transactions	(6,933,258)
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	(12,366,039)
Net decrease in net assets resulting from operations	(19,403,371)

From Capital Share Transactions
Proceeds from shares sold	55,381,855
Cost of shares redeemed	(18,077,775)
Transaction fees (Note 4)	9,618
Net increase in net assets resulting from capital share transactions	37,313,698

Total Increase in Net Assets	17,910,327

Net Assets
Beginning of period	—
End of period	$17,910,327

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	3,600,000
Shares redeemed	(1,625,000)
Shares outstanding, end of period	1,975,000

(1)	The Fund commenced operations on February 9, 2021.

The accompanying notes are an integral part of the financial statements.

Roundhill Pro Sports, Media & Apparel ETF

Statement of Changes in Net Assets

Period Ended December 31, 2021(1)
From Operations
Net investment loss	$(10,970)
Net realized gain on investments and foreign currency transactions	57,578
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	(794,012)
Net decrease in net assets resulting from operations	(747,404)

From Capital Share Transactions
Proceeds from shares sold	15,359,053
Cost of shares redeemed	(9,667,103)
Transaction fees (Note 4)	14,240
Net increase in net assets resulting from capital share transactions	5,706,190

Total Increase in Net Assets	4,958,786

Net Assets
Beginning of period	—
End of period	$4,958,786

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	1,050,000
Shares redeemed	(675,000)
Shares outstanding, end of period	375,000

(1)	The Fund commenced operations on March 16, 2021.

The accompanying notes are an integral part of the financial statements.

Roundhill Ball Metaverse ETF

Statement of Changes in Net Assets

Period Ended December 31, 2021(1)
From Operations
Net investment loss	$(178,353)
Net realized loss on investments and foreign currency transactions	(6,889,591)
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	(40,558,298)
Net decrease in net assets resulting from operations	(47,626,242)

From Capital Share Transactions
Proceeds from shares sold	1,051,713,977
Cost of shares redeemed	(71,116,640)
Transaction fees (Note 4)	87,915
Net increase in net assets resulting from capital share transactions	980,685,252

Total Increase in Net Assets	933,059,010

Net Assets
Beginning of period	—
End of period	$933,059,010

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	66,300,000
Shares redeemed	(4,775,000)
Shares outstanding, end of period	61,525,000

(1)	The Fund commenced operations on June 29, 2021.

The accompanying notes are an integral part of the financial statements.

Roundhill IO Digital Infrastructure ETF

Statement of Changes in Net Assets

Period Ended December 31, 2021(1)
From Operations
Net investment income	$3,200
Net realized gain on investments and foreign currency transactions	5,408
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	31,173
Net increase in net assets resulting from operations	39,781

From Distributions
Distributable earnings	(4,602)
Total distributions	(4,602)

From Capital Share Transactions
Proceeds from shares sold	1,849,012
Transaction fees (Note 4)	136
Net increase in net assets resulting from capital share transactions	1,849,148

Total Increase in Net Assets	1,884,327

Net Assets
Beginning of period	—
End of period	$1,884,327

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	125,000
Shares outstanding, end of period	125,000

(1)	The Fund commenced operations on October 27, 2021.

The accompanying notes are an integral part of the financial statements.

Roundhill MEME ETF

Statement of Changes in Net Assets

Period Ended December 31, 2021(1)
From Operations
Net investment loss	$(1,038)
Net realized loss on investments and foreign currency transactions	(11,129)
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	(202,721)
Net decrease in net assets resulting from operations	(214,888)

From Capital Share Transactions
Proceeds from shares sold	3,018,945
Cost of shares redeemed	(694,835)
Net increase in net assets resulting from capital share transactions	2,324,110

Total Increase in Net Assets	2,109,222

Net Assets
Beginning of period	—
End of period	$2,109,222

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	200,000
Shares redeemed	(50,000)
Shares outstanding, end of period	150,000

(1)	The Fund commenced operations on December 7, 2021.

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income from investment operations:			Less Distributions Paid From:
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gains	Return of capital		Total distributions paid
Roundhill BITKRAFT Esports & Digital Entertainment ETF
For the year 01/01/2021 - 12/31/2021	$30.09	0.05	(5.17)	(5.12)	(0.01)	—	—		(0.01)
For the year 01/01/2020 - 12/31/2020	$16.01	0.04	14.34	14.38	(0.10)	(0.22)	—		(0.32)
For the period 06/03/2019(7) - 12/31/2019	$14.86	0.08	1.11	1.19	(0.05)	—	(0.00	)(8)	(0.05)
Roundhill Sports Betting & iGaming ETF
For the year 01/01/2021 - 12/31/2021	$25.86	0.08	(1.06)	(0.98)	—	—	—		—
For the period 06/03/2020(7) - 12/31/2020	$15.41	0.11	10.41	10.52	(0.07)	—	(0.00	)(8)	(0.07)
Roundhill Streaming Services & Technology ETF
For the period 02/09/2021(7) - 12/31/2021	$15.38	(0.04)	(6.27)	(6.31)	—	—	—		—
Roundhill Pro Sports, Media & Apparel ETF
For the period 03/16/2021(7) - 12/31/2021	$15.08	(0.02)	(1.86)	(1.88)	—	—	—		—
Roundhill Ball Metaverse ETF
For the period 06/29/2021(7) - 12/31/2021	$15.07	(0.01)	0.10 (9)	0.09	—	—	—		—
Roundhill IO Digital Infrastructure ETF
For the period 10/27/2021(7) - 12/31/2021	$14.85	0.03	0.23	0.26	(0.04)	—	—		(0.04)
Roundhill MEME ETF
For the period 12/07/2021(7) - 12/31/2021	$15.64	(0.01)	(1.57)	(1.58)	—	—	—		—

(1)	Per share net investment income (loss) was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(6)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

(7)	Commencement of operations.

(8)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)		Ratios/ Supplemental Data
Capital Share Transactions:							Ratios to Average Net Assets of: (2)
Transaction fees (see Note 4)	Net Asset Value, End of Period	Total return, at NAV(3)(4)		Total return, at Market(3)(4)		Net assets, end of period (000’s)	Expenses, before waivers		Expenses, after waivers		Net investment income (loss), before waivers	Net investment income (loss), after waivers	Portfolio turnover rate(4)(5)

0.03	$24.99	-16.93%		-17.57%		$62,475	0.50%		0.50%		0.16%	0.16%	52%
0.02	$30.09	89.88	%(6)	89.62	%(6)	$73,717	0.50%		0.44%		0.12%	0.18%	93%
0.01	$16.01	8.11	%(6)	8.42	%(6)	$10,810	0.50%		0.25%		0.65%	0.90%	34%

0.00(8)	$24.88	-3.78%		-3.91%		$290,507	0.75%		0.75%		0.26%	0.26%	52%
0.00(8)	$25.86	68.28%		68.15%		$206,891	0.75%		0.75%		0.92%	0.92%	43%

0.00(8)	$9.07	-41.04%		-41.16%		$17,910	0.75%		0.75%		-0.38%	-0.38%	61%

0.02	$13.22	-12.31%		-12.67%		$4,959	0.75%		0.75%		-0.16%	-0.16%	41%

0.01	$15.17	0.63%		0.73%		$933,059	0.75%		0.75%		-0.13%	-0.13%	41%

0.00(8)	$15.07	1.76%		2.01%		$1,884	0.81	%(10)	0.81	%(10)	1.16%	1.16%	3%

—	$14.06	-10.09%		-10.10%		$2,109	0.69%		0.69%		-0.69%	-0.69%	32%

(9)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(10)	Includes tax expense of 0.06%.

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Notes to Financial Statements

December 31, 2021

1.	ORGANIZATION

Roundhill BITKRAFT Esports & Digital Entertainment ETF (“NERD”), Roundhill Sports Betting & iGaming ETF (“BETZ”), Roundhill Streaming Services & Technology ETF (“SUBZ”), Roundhill Pro Sports, Media & Apparel ETF (“MVP”), Roundhill Ball Metaverse ETF (“METV”), Roundhill IO Digital Infrastructure ETF (“BYTE”) and Roundhill MEME ETF (“MEME”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

NERD is a passively-managed exchange-traded fund (“ETF”). NERD’s objective is to track the total return performance, before fees and expenses, of the Roundhill BITKRAFT Esports Index (the “NERD Index”). The NERD Index tracks the performance of the common stock (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of exchange-listed companies across the globe (including in emerging markets) that earn revenue from electronic sports, or esports related business activities, including: video game publishing, video game development, video game streaming platforms, organizing video game tournaments and/or events, operating and/or owning video game leagues, owning competitive video game teams, and gaming hardware and technology companies, or whose principal business activity is classified as that of another digital entertainment business activity, such as broadcasting, interactive home entertainment, interactive media & services, technology hardware storage or technology hardware, storage and peripherals.

BETZ is a passively-managed ETF. BETZ’s objective is to track the total return performance, before fees and expenses, of the Roundhill Sports Betting & iGaming Index (the “BETZ Index”). The BETZ Index tracks the performance of the common stock (or corresponding ADRs or GDRs) of exchange-listed companies that earn revenue from online gaming (“iGaming”). iGaming is broadly defined as the wagering of money or some other value on the outcome of an event or a game, using the internet. The BETZ Index includes: companies that operate in-person and/or online/internet sports books; companies that operate online/internet gambling platforms; and companies that provide infrastructure or technology to such companies.

SUBZ is an actively-managed ETF. SUBZ seeks capital growth, and pursues its investment objective by investing in companies that develop, manufacture, distribute, or sell products or services related to the delivery of data or media content (audio and video) over the internet (“Streaming Companies”). Streaming Companies reflect the modern integration of traditional technology, telecommunications, media, and internet businesses.

MVP is an actively-managed ETF. MVP seeks capital growth, and pursues its investment objective by investing in companies that own, sponsor, or support professional sports teams, sports media companies, and sports apparel companies.

METV is a passively-managed ETF. METV’s objective is to track the performance, before fees and expenses, of the Ball Metaverse Index (the “METV Index”). The METV Index tracks the performance of globally-listed equity securities of companies that engage in activities or provide products, services, technologies, or technological capabilities to enable the Metaverse, and benefit from its generated revenues (“Metaverse Companies”). “Metaverse” is a term used to refer to a future iteration of the Internet. Users will primarily engage with the Metaverse through persistent, simultaneous, and shared three-dimensional virtual simulations and spaces. The Metaverse will also connect to physical spaces, two-dimensional Internet experiences (e.g., standard apps, webpages), and finite simulations (e.g., a game). The Metaverse will be supported by a wide range of technologies, tools, and standards that enable high volumes of concurrent users, a rich virtual-only economy of labor, goods, and services, and wide-ranging interoperability of data, digital assets, and content.

BYTE is a passively-managed ETF. BYTE’s objective is to track the performance, before fees and expenses, of the IO Digital Infrastructure Index (the “BYTE Index”), which tracks the performance of digital infrastructure companies. Digital infrastructure is comprised of the high-tech physical assets that support the efficient storage and transmission of data, powering the internet.

MEME is a passively-managed ETF. MEME’s objective is to track the performance, before fees and expenses, of the Solactive Roundhill Meme Stock Index (the “MEME Index”), which, in turn, seeks to track the performance of “meme stocks”. Meme stocks are equity securities of companies that exhibit a combination of elevated social media activity and high short interest both of which are indicators of market sentiment.

Roundhill ETFs

Notes to Financial Statements

December 31, 2021 (Continued)

Costs incurred by SUBZ, MVP, METV, BYTE and MEME in connection with the organization, registration and the initial public offering of shares were paid by Roundhill Financial Inc. (“Roundhill” or the “Adviser”), the Funds’ Investment Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability,

Roundhill ETFs

Notes to Financial Statements

December 31, 2021 (Continued)

when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at December 31, 2021, are as follows:

	Level 1	Level 2	Level 3	Total
NERD
Investments - Assets:
Common Stocks*	$62,347,045	$—	$—	$62,347,045
Money Market Funds	103,859	—	—	103,859
Investments Purchased With Proceeds From Securities Lending	5,648,543	—	—	5,648,543
Total Investments - Assets	$68,099,447	$—	$—	$68,099,447

Roundhill ETFs

Notes to Financial Statements

December 31, 2021 (Continued)

	Level 1	Level 2	Level 3	Total
BETZ
Investments - Assets:
Common Stocks*	$289,797,260	$—	$—	$289,797,260
Money Market Funds	881,917	—	—	881,917
Investments Purchased With Proceeds From Securities Lending	6,081,175	—	—	6,081,175
Total Investments - Assets	$296,760,352	$—	$—	$296,760,352

SUBZ
Investments - Assets:
Common Stocks*	$17,888,853	$—	$—	$17,888,853
Money Market Funds	48,967	—	—	48,967
Investments Purchased With Proceeds From Securities Lending	1,435,355	—	—	1,435,355
Total Investments - Assets	$19,373,175	$—	$—	$19,373,175

MVP
Investments - Assets:
Common Stocks*	$4,938,205	$—	$—	$4,938,205
Money Market Funds	14,363	—	—	14,363
Investments Purchased With Proceeds From Securities Lending	283,000	—	—	283,000
Total Investments - Assets	$5,235,568	$—	$—	$5,235,568

METV
Investments - Assets:
Common Stocks*	$926,641,382	$—	$—	$926,641,382
Real Estate Investment Trusts	4,517,631	—	—	4,517,631
Money Market Funds	3,046,604	—	—	3,046,604
Investments Purchased With Proceeds From Securities Lending	12,680,438	—	—	12,680,438
Total Investments - Assets	$946,886,055	$—	$—	$946,886,055

BYTE
Investments - Assets:
Common Stocks*	$1,349,856	$—	$—	$1,349,856
Real Estate Investment Trusts	513,665	—	—	513,665
Closed End Funds	14,969	—	—	14,969
Money Market Funds	45,864	—	—	45,864
Total Investments - Assets	$1,924,354	$—	$—	$1,924,354

Roundhill ETFs

Notes to Financial Statements

December 31, 2021 (Continued)

	Level 1	Level 2	Level 3	Total
MEME
Investments - Assets:
Common Stocks*	$2,104,057	$—	$—	$2,104,057
Money Market Funds	6,203	—	—	6,203
Total Investments - Assets	$2,110,260	$—	$—	$2,110,260

*	See the Schedule of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is

Roundhill ETFs

Notes to Financial Statements

December 31, 2021 (Continued)

required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2021, the Funds’ fiscal period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2021, the Funds’ fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the 2021 fiscal period. At December 31, 2021, the Funds’ fiscal period end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdictions.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Roundhill, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.50% of NERD’s average daily net assets, at an annual rate of 0.75% of BETZ, SUBZ, MVP, METV and BYTE’s average daily net assets and at an annual rate of 0.69% of MEME’s average daily net assets. Roundhill has agreed to pay all expenses of the Funds except the fee paid to Roundhill under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). Roundhill, in turn, compensates Exchange Traded Concepts, LLC as the Sub-Adviser from the management fee it receives.

Exchange Traded Concepts, LLC (the “Sub-Adviser”), an Oklahoma limited liability company serves as the sub-adviser to the Funds. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Fund’s Index, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund, and subject to a minimum annual fee as follows:

Minimum Annual Fee	Asset-Based Fee
$15,000	4 bps (0.04%) on the first $200 million 3.5 bps (0.035%) on the next $800 million 3 bps (0.03%) on the next $1 billion 2.5 bps (0.025%) on the balance over $2 billion

Roundhill ETFs

Notes to Financial Statements

December 31, 2021 (Continued)

BITKRAFT Esports Ventures Fund I, L.P. (“BITKRAFT”) is a minority owner of the Adviser and has (via an affiliate) licensed the name “BITKRAFT” to the Adviser for use with NERD. BITKRAFT is not involved in the management of NERD or the maintenance or calculation of the NERD Index.

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit generally consists of 25,000 shares for NERD, BETZ, SUBZ, MVP, METV, BYTE and 50,000 shares for MEME. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is as follows:

NERD	$ 500
BETZ	$ 500
SUBZ	$ 250
MVP	$ 250
METV	$ 500
BYTE	$ 750
MEME	$ 250

Roundhill ETFs

Notes to Financial Statements

December 31, 2021 (Continued)

The fixed creation unit transaction fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

5.	FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
Fiscal period ended December 31, 2021
NERD	$13,010	$—	$—
BETZ	—	—	—
SUBZ	—	—	—
MVP	—	—	—
METV	—	—	—
BYTE	4,602	—	—
MEME	—	—	—

Roundhill ETFs

Notes to Financial Statements

December 31, 2021 (Continued)

	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
Fiscal period ended December 31, 2020
NERD	$548,036	$227,778	$—
BETZ	550,629	—	8,305
SUBZ	N/A	N/A	N/A
MVP	N/A	N/A	N/A
METV	N/A	N/A	N/A
BYTE	N/A	N/A	N/A
MEME	N/A	N/A	N/A

(1)	Ordinary income includes short-term capital gains.

At December 31, 2021, the Funds’ fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	NERD	BETZ	SUBZ	MVP
Federal Tax Cost of Investments	$89,274,119	$364,669,411	$32,231,441	$6,083,065
Gross Tax Unrealized Appreciation	$4,662,176	$19,925,614	$953,770	$258,264
Gross Tax Unrealized Depreciation	(25,836,848)	(87,834,673)	(13,812,036)	(1,105,761)
Net Tax Unrealized Appreciation (Depreciation)	(21,174,672)	(67,909,059)	(12,858,266)	(847,497)
Other Accumulated Gain (Loss)	(444,417)	(18,762,578)	(4,970,192)	(277,524)
Total Distributable Earnings / (Accumulated Losses)	$(21,619,089)	$(86,671,637)	$(17,828,458)	$(1,125,021)

	METV	BYTE	MEME
Federal Tax Cost of Investments	$999,956,725	$1,893,720	$2,316,853
Gross Tax Unrealized Appreciation	$20,789,363	$73,680	$14,328
Gross Tax Unrealized Depreciation	(73,860,033)	(43,046)	(220,921)
Net Tax Unrealized Appreciation (Depreciation)	(53,070,670)	30,634	(206,593)
Undistributed Ordinary Income	—	3,947	—
Undistributed Long-Term Gains	—	631	—
Other Accumulated Gain (Loss)	(5,503,567)	(33)	(2,422)
Total Distributable Earnings / (Accumulated Losses)	$(58,574,237)	$35,179	$(209,015)

Roundhill ETFs

Notes to Financial Statements

December 31, 2021 (Continued)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark-to-market treatment of passive foreign investment companies.

Under current tax law, net capital losses realized after October 31 as well as certain specified ordinary losses incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At December 31, 2021, the Funds had carryforward losses and post-October losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Long-Term Capital Loss Carryover	Indefinite Short-Term Capital Loss Carryover	Late-Year Losses	Post-October Losses
Roundhill BITKRAFT Esports & Digital Entertainment ETF	$—	$378,145	$66,001	$—
Roundhill Sports Betting & iGaming ETF	338,595	18,421,681	—	—
Roundhill Streaming Services & Technology ETF	—	4,971,562	—	—
Roundhill Pro Sports, Media & Apparel ETF	—	277,506	—	—
Roundhill Ball Metaverse ETF	—	5,312,495	—	—
Roundhill IO Digital Infrastructure ETF	—	—	—	—
Roundhill MEME ETF	—	1,310	—	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind and the write-off of net operating losses. For the fiscal period ended December 31, 2021, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

	Total Distributable Earnings (Accumulated Losses)	Paid-in Capital
Roundhill BITKRAFT Esports & Digital Entertainment ETF	$(12,441,439)	$12,441,439
Roundhill Sports Betting & iGaming ETF	(105,403,725)	105,403,725
Roundhill Streaming Services & Technology ETF	1,574,913	(1,574,913)
Roundhill Pro Sports, Media & Apparel ETF	(377,617)	377,617
Roundhill Ball Metaverse ETF	(10,947,995)	10,947,995
Roundhill IO Digital Infrastructure ETF	—	—
Roundhill MEME ETF	5,873	(5,873)

Roundhill ETFs

Notes to Financial Statements

December 31, 2021 (Continued)

6.	INVESTMENT TRANSACTIONS

During the period ended December 31, 2021, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
NERD	$15,125,232	(1,206,819)
BETZ	126,809,835	(15,302,580)
SUBZ	1,341,229	(2,004,356)
MVP	775,114	(316,709)
METV	11,162,657	(1,517)
BYTE	—	—
MEME	13,673	(18,479)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended December 31, 2021, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
NERD	$49,904,100	$46,325,537	$56,133,599	$49,417,599
BETZ	194,638,072	200,065,407	433,416,721	314,903,118
SUBZ	21,123,184	18,719,161	51,582,324	16,819,287
MVP	3,820,679	3,460,247	14,248,986	8,910,503
METV	212,664,197	124,908,482	961,491,596	70,527,363
BYTE	99,811	45,050	1,788,152	—
MEME	671,784	677,654	3,015,075	691,299

7.	SECURITIES LENDING

The Funds may lend domestic and foreign securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program effective November 19, 2020, which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market value of any other loaned securities. The custodian performs on a daily basis marking to market loaned securities and collateral. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Payable for collateral on securities loaned.” During the period ended December 31, 2021, the Funds loaned securities and received cash collateral for the loans, which was invested in the First American Government Obligations Fund - Class X. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the

Roundhill ETFs

Notes to Financial Statements

December 31, 2021 (Continued)

loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, each Fund pays a fee to the Custodian, which is calculated daily and paid monthly, at a rate of 20% of the Funds’ aggregate net income. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is included in the Statements of Operations as “Securities lending income, net.” The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period.

As of December 31, 2021, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
NERD	$5,292,797	$5,648,543
BETZ	5,734,034	6,081,175
SUBZ	1,363,669	1,435,355
MVP	223,346	283,000
METV	11,632,188	12,680,438

*

The cash collateral received was invested in the First American Government Obligations Fund - Class X, a money market fund subject to Rule 2a-7 under the 1940 Act with an overnight and continuous maturity, as shown on the Schedules of Investments.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

8.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

A complete description of the principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks.”

9.	SUBSEQUENT EVENTS

The Adviser filed a registration statement for the Roundhill Cannabis ETF (the “Cannabis Fund”). The Cannabis Fund will be an actively-managed ETF that pursues its investment objective of capital growth by investing primarily in exchange-listed equity securities and total return swaps intended to provide exposure to the cannabis and hemp ecosystem. The Cannabis Fund is expected to launch in 2022, after the date the financial statements were issued.

Additionally, effective January 31, 2022, the ticker of the Roundhill Ball Metaverse ETF changed from META to METV and effective February 4, 2022, the METV management fee was reduced from 0.75% to 0.59%.

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Roundhill ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Roundhill ETFs and
Board of Trustees of Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Roundhill BITKRAFT Esports & Digital Entertainment ETF, Roundhill Sports Betting & iGaming ETF, Roundhill Streaming Services & Technology ETF, Roundhill Pro Sports, Media & Apparel ETF, Roundhill Ball Metaverse ETF, Roundhill IO Digital Infrastructure ETF, and Roundhill MEME ETF (“Roundhill ETFs” or the “Funds”), each a series of Listed Funds Trust, as of December 31, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Roundhill BITKRAFT Esports & Digital Entertainment ETF	For the year ended December 31, 2021	For the years ended December 31, 2021 and 2020	For the years ended December 31, 2021 and 2020 and for the period from June 3, 2019 (commencement of operations) through December 31, 2019
Roundhill Sports Betting & iGaming ETF	For the year ended December 31, 2021	For the year ended December 31, 2021 and for the period from June 3, 2020 (commencement of operations) through December 31, 2020
Roundhill Streaming Services & Technology ETF	For the period from February 9, 2021 (commencement of operations) through December 31, 2021
Roundhill Pro Sports, Media & Apparel ETF	For the period from March 16, 2021 (commencement of operations) through December 31, 2021
Roundhill Ball Metaverse ETF	For the period from June 29, 2021 (commencement of operations) through December 31, 2021
Roundhill IO Digital Infrastructure ETF	For the period from October 27, 2021 (commencement of operations) through December 31, 2021
Roundhill MEME ETF	For the period from December 7, 2021 (commencement of operations) through December 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Roundhill ETFs

Report of Independent Registered Public Accounting Firm

(Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 1, 2022

Roundhill IO Digital Infrastructure ETF

Roundhill MEME ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

(Unaudited)

At a meeting held on September 22-23, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, on behalf of Roundhill IO Digital Infrastructure ETF and Roundhill MEME ETF (each, a “Fund” and together, the “Funds”), and an investment sub-advisory agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) among the Adviser, the Trust, on behalf of the Funds, and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to the Funds.

Pursuant to Section 15 of the 1940 Act and related exemptive relief, the Agreements must be approved by: (i) the vote of the Trustees or a vote of the shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with those responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and Sub-Adviser and, during the Meeting, representatives from the Adviser and Sub-Adviser presented additional oral and written information to assist the Board with its evaluation of the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided an overview of their advisory businesses, including information on investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided by the Adviser and Sub-Adviser, as well as the rationale for launching the Funds, each Fund’s proposed fees, and the operational aspects of the Funds. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of the Agreements under the 1940 Act, considered the written materials that it received before the Meeting and the oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory and sub-advisory arrangements and the Trustees’ responsibilities relating thereto. The consideration of the Agreements was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services to be provided and profits to be realized by each of the Adviser and Sub-Adviser from its relationship with the Trust and the Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the overall advisory fee for each Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust and the Funds, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing, among other things, furnishing a continuous investment program for each Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to each Fund, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to each Fund.

Roundhill IO Digital Infrastructure ETF

Roundhill MEME ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

(Unaudited) (Continued)

In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past and current reports from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision making process, details about each Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including certain other series of the Trust. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each Fund by the Adviser.

Fund Expenses and Performance. Because the Funds had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board was presented with information about each Fund’s investment strategies and expected break-even expense analyses. The Board reviewed the proposed expense ratio for each Fund and compared each Fund’s expense ratio to its respective Category Peer Group (defined below) as follows:

Roundhill IO Digital Infrastructure ETF: The Board then reviewed the proposed expense ratio for the Fund and compared it to the universe of Real Estate ETFs and Infrastructure ETFs as reported by Morningstar (collectively, the “Category Peer Group”). The Board noted that the proposed expense ratio for the Fund was significantly higher than the median for the Category Peer Group, but was within the range of expense ratios for the Category Peer Group. The Board also noted that, because the Category Peer Group included a number of significantly larger, low-cost, passively-managed ETFs, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio. Based on its review, the Board concluded that the investment advisory fee and expense ratios appeared to be competitive and are otherwise reasonable in light of the information provided.

Roundhill MEME ETF: The Board then reviewed the proposed expense ratio for the Fund and compared it to the universe of Large Blend ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that the proposed expense ratio for the Fund was significantly higher than the median for the Category Peer Group, but was within the range of expense ratios for the Category Peer Group. The Board also noted that, because the Category Peer Group included a number of significantly larger, low-cost, passively-managed ETFs, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio. Based on its review, the Board concluded that the investment advisory fee and expense ratios appeared to be competitive and are otherwise reasonable in light of the information provided.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the Funds was a “unified fee,” meaning each Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s anticipated profitability with respect to each Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that each Fund had not yet commenced operations and consequently, the future size of the Funds and the Adviser’s future profitability were generally unpredictable.

Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with each Fund’s respective shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in such Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

Roundhill IO Digital Infrastructure ETF

Roundhill MEME ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

(Unaudited) (Continued)

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Funds under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to each Fund. The Board noted the responsibilities that the Sub-Adviser would have as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; proxy voting with respect to securities held by each Fund; and implementation of Board directives as they relate to each Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered past and current reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including certain other series of the Trust. The Trustees further noted that they had received and reviewed the Materials with regard to the Sub-Adviser, including its Form ADV and its responses to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision making process, details about each Fund, and information about the services to be provided by the Sub-Adviser, and that they had reviewed additional detailed information about the Sub-Adviser at previous Board meetings. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Sub-Adviser, including those individuals responsible for portfolio management. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each Fund by the Sub-Adviser.

Fund Expenses and Performance. Because the Funds had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board was presented with information about each Fund’s investment strategies and expected break-even expense analyses. The Board also reviewed information regarding each Fund’s proposed advisory and sub-advisory fees, including advisory fees and total expense ratios of those funds that might be considered peers of each Fund. Based on its review, the Board concluded that each Fund’s sub-advisory fee and expense ratio appeared to be competitive and are otherwise reasonable in light of the information provided.

Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Sub-Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from each Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with each Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to each Fund.

Economies of Scale. The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing Funds as assets grow in size. The Board determined that it would monitor fees as each Fund’s assets grow to determine whether economies of scale were being effectively shared with each Fund and its respective shareholders.

Roundhill IO Digital Infrastructure ETF

Roundhill MEME ETF

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

(Unaudited) (Continued)

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement for an initial two-year term was in the best interests of each Fund and its respective shareholders.

Roundhill ETFs

Trustees and Officers of the Trust

December 31, 2021 (Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers, and is available, without charge upon request by calling 1-800-617-0004, or by visiting the Funds’ website at www.roundhillinvestments.com.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John L. Jacobs Year of birth: 1959	Trustee and Audit Committee Chair	Indefinite term; since 2017	Chairman of Alerian, Inc. (since June 2018); Executive Director of Center for Financial Markets and Policy (since 2016); Founder and CEO of Q3 Advisors, LLC (financial consulting firm) (since 2015); Distinguished Policy Fellow and Executive Director, Center for Financial Markets and Policy, Georgetown University (since 2015); Senior Advisor, Nasdaq OMX Group (2015–2016); Executive Vice President, Nasdaq OMX Group (2013–2015).	45	Director, tZERO Group, Inc. (since 2020); Independent Trustee, Procure ETF Trust II (since 2018) (1 portfolio); Horizons ETF Trust I (2015-2019).
Koji Felton Year of birth: 1961	Trustee	Indefinite term; since 2019	Counsel, Kohlberg Kravis Roberts & Co. L.P. (investment firm) (2013–2015); Counsel, Dechert LLP (law firm) (2011–2013).	45	Independent Trustee, Series Portfolios Trust (since 2015) (8 portfolios).
Pamela H. Conroy Year of birth: 1961	Trustee and Nominating and Governance Committee Chair	Indefinite term; since 2019	Retired; formerly Executive Vice President, Chief Operating Officer & Chief Compliance Officer, Institutional Capital Corporation (investment firm) (1994–2008).	45	Independent Trustee, Frontier Funds, Inc. (since 2020) (7 portfolios).
Interested Trustee
Paul R. Fearday, CPA Year of birth: 1979	Trustee and Chairman	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2008).	45	None.

Roundhill ETFs

Trustees and Officers of the Trust

December 31, 2021 (Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Gregory Bakken Year of birth: 1983	President and Principal Executive Officer	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2006).
Travis G. Babich Year of birth: 1980	Treasurer and Principal Financial Officer	Indefinite term, September 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2005).
Kacie M. Gronstal Year of birth: 1992	Assistant Treasurer	Indefinite term, March 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Officer, U.S. Bancorp Fund Services, LLC (2014 to 2021).
Kent Barnes Year of birth: 1968	Secretary	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2018); Chief Compliance Officer, Rafferty Asset Management, LLC (2016 to 2018); Vice President, U.S. Bancorp Fund Services, LLC (2007 to 2016).
Alia Vasquez Year of birth: 1980	Assistant Secretary	Indefinite term, June 2021 (Resigned, effective January 26, 2022)

Vice President, U.S. Bancorp Fund Services, LLC (since 2017, and 2015 to 2016); Corporate Counsel, Johnson Outdoors (2017); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010 to 2015); Secretary, Series Portfolios Trust (2015 to 2017).

Steve Jensen Year of birth: 1957	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term, February 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2011).

Roundhill ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-800-617-0004, or by visiting the Funds’ website at www.roundhillinvestments.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Funds’ proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.roundhillinvestments.com.

TAX INFORMATION

For the fiscal period ended December 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Roundhill BITKRAFT Esports & Digital Entertainment ETF	100.00%
Roundhill Sports Betting & iGaming ETF	0.00%
Roundhill Streaming Services & Technology ETF	0.00%
Roundhill Pro Sports, Media & Apparel ETF	0.00%
Roundhill Ball Metaverse ETF	0.00%
Roundhill IO Digital Infrastructure ETF	70.31%
Roundhill MEME ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended December 31, 2021 was as follows:

Roundhill BITKRAFT Esports & Digital Entertainment ETF	100.00%
Roundhill Sports Betting & iGaming ETF	0.00%
Roundhill Streaming Services & Technology ETF	0.00%
Roundhill Pro Sports, Media & Apparel ETF	0.00%
Roundhill Ball Metaverse ETF	0.00%
Roundhill IO Digital Infrastructure ETF	48.47%
Roundhill MEME ETF	0.00%

Roundhill ETFs

Supplemental Information

(Unaudited) (Continued)

For the fiscal period ended December 31, 2021, the Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds was as follows:

Roundhill BITKRAFT Esports & Digital Entertainment ETF	0.00%
Roundhill Sports Betting & iGaming ETF	0.00%
Roundhill Streaming Services & Technology ETF	0.00%
Roundhill Pro Sports, Media & Apparel ETF	0.00%
Roundhill Ball Metaverse ETF	0.00%
Roundhill IO Digital Infrastructure ETF	19.84%
Roundhill MEME ETF	0.00%

For the fiscal period ended December 31, 2021, the Funds earned foreign source income and paid foreign taxes, which the Funds intend to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Roundhill BITKRAFT Esports & Digital Entertainment ETF	$465,029	$74,450

Roundhill ETFs

Privacy Policy

(Unaudited)

We are committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser:

Roundhill Financial Inc.
154 W. 14th St., 2nd Floor
New York, NY 10011

Investment Sub-Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2021	FYE 12/31/2020
Audit Fees	$89,500	$29,000
Audit-Related Fees	$0	$0
Tax Fees	$21,000	$6,000
All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2021	FYE 12/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2021	FYE 12/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The entire Board of Trustees is acting as the registrant’s audit committee.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	6/23/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	6/23/2022

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	6/23/2022

*	Print the name and title of each signing officer under his or her signature.